Supplement to the
Fidelity® Growth Strategies Fund
Class K
January 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

FEG-K-16-01 1.885715.109	December 1, 2016

Supplement to the
Fidelity® Growth Strategies Fund
January 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

FEG-16-01 1.708161.126	December 1, 2016

Supplement to the
Fidelity® Growth Company Fund
Class K
January 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

GCF-K-16-01 1.900383.105	December 1, 2016